Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	April 2013
Distribution Date	05/15/13
Transaction Month	4
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		December 15, 2012
Closing Date:		January 30, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:		$1,532,687,217.90

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%		February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%		December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%		July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%		September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%		September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%		June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$172,957,268.52	0.5013254	$129,185,989.37	0.3744521	$43,771,279.15
Class A-2 Notes	$486,000,000.00	1.0000000	$486,000,000.00	1.0000000	$-
Class A-3 Notes	$422,000,000.00	1.0000000	$422,000,000.00	1.0000000	$-
Class A-4 Notes	$163,200,000.00	1.0000000	$163,200,000.00	1.0000000	$-
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$1,316,187,268.52	0.8843978	$1,272,415,989.37	0.8549861	$43,771,279.15

Weighted Avg. Coupon (WAC)	3.91%		3.90%
Weighted Avg. Remaining Maturity (WARM)	55.04		54.12
Pool Receivables Balance	$1,390,933,089.38		$1,344,488,792.19
Remaining Number of Receivables	75,465		74,273

Adjusted Pool Balance	$1,371,028,404.71		$1,325,433,322.27

III. COLLECTIONS

Principal:
Principal Collections	$45,582,749.91
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$470,151.91
Total Principal Collections	$46,052,901.82

Interest:
Interest Collections	$4,484,534.44
Late Fees & Other Charges	$47,655.03
Interest on Repurchase Principal	$-
Total Interest Collections	$4,532,189.47

Collection Account Interest	$371.97
Reserve Account Interest	$32.55
Servicer Advances	$-

Total Collections	$50,585,495.81

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	April 2013
Distribution Date	05/15/13
Transaction Month	4
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$50,585,495.81
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$50,585,495.81
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,159,110.91		$1,159,110.91	$1,159,110.91
Collection Account Interest					$371.97
Late Fees & Other Charges					$47,655.03
Total due to Servicer					$1,207,137.91

2. Class A Noteholders Interest:
Class A-1 Notes		$28,826.21		$28,826.21
Class A-2 Notes		$162,000.00		$162,000.00
Class A-3 Notes		$196,933.33		$196,933.33
Class A-4 Notes		$102,000.00		$102,000.00

Total Class A interest:		$489,759.54		$489,759.54	$489,759.54

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$48,812,762.11

7. Regular Principal Distribution Amount:					$43,771,279.15

		Distributable Amount		Paid Amount
Class A-1 Notes				$43,771,279.15
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$43,771,279.15		$43,771,279.15
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$43,771,279.15		$43,771,279.15

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					5,041,482.96

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$19,904,684.67
Beginning Period Amount	$19,904,684.67
Current Period Amortization	$849,214.75
Ending Period Required Amount	$19,055,469.92
Ending Period Amount	$19,055,469.92
Next Distribution Date Amount	$18,225,867.06

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	April 2013
Distribution Date	05/15/13
Transaction Month	4
30/360 Days	30
Actual/360 Days	30

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$54,841,136.19	$53,017,332.89	$53,017,332.89
Overcollateralization as a % of Original Adjusted Pool	3.58%	3.46%	3.46%
Overcollateralization as a % of Current Adjusted Pool	4.00%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.37%	73,802	99.27%	$1,334,676,854.53
30 - 60 Days	0.50%	373	0.57%	$7,724,552.64
61 - 90 Days	0.11%	82	0.13%	$1,753,134.41
91 + Days	0.02%	16	0.02%	$334,250.61
		74,273		$1,344,488,792.19
Total
Delinquent Receivables 61 + days past due	0.13%	98	0.16%	$2,087,385.02
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.10%	72	0.11%	$1,565,299.84
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.07%	57	0.08%	$1,140,654.96
Three-Month Average Delinquency Ratio	0.10%		0.12%

Repossession in Current Period		39		$926,991.19
Repossession Inventory		57		$855,156.57

Charge-Offs
Gross Principal of Charge-Off for Current Period				$861,547.28
Recoveries				$(470,151.91)
Net Charge-offs for Current Period				$391,395.37

Beginning Pool Balance for Current Period				$1,390,933,089.38

Net Loss Ratio				0.34%
Net Loss Ratio for 1st Preceding Collection Period				0.26%
Net Loss Ratio for 2nd Preceding Collection Period				0.19%
Three-Month Average Net Loss Ratio for Current Period				0.26%

Cumulative Net Losses for All Periods				$991,014.73
Cumulative Net Losses as a % of Initial Pool Balance				0.06%

Principal Balance of Extensions				$3,546,501.64
Number of Extensions				158

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